Details of Significant Accounts - Financial liabilities, schedule of financial liabilities at fair value through profit or loss (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Details of Significant Accounts [Abstract]
Earnout liabilities	$ 158	$ 0
Warrant liabilities	$ 757	$ 1,793